Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 1997
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs			¥ 44,116,000,000	¥ 10,662,000,000
Decrease in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			16,200,000,000	400,000,000	1,200,000,000
Loans to Housing Loan Administration Corporation						407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation, years						15 years
Maturity of loans to Housing Loan Administration Corporation						2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.125%
Initial non-interest-bearing deposits with the Special Fund and New Fund						176,089,000,000
Number of years of collection activities of the Jusen loans						15 years
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15 years
Deposits fully collected with the New Fund regarding the Government-led Loan Restructuring Program		161,435,000,000
Deposits fully collected with the Special Fund regarding the Government-led Loan Restructuring Program	204,956,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year			18,984,000,000	14,274,000,000	16,256,000,000
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans			906,000,000,000	884,000,000,000	706,000,000,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			1 month
Loans contractually past due before becoming defaulted loans, in month			1 month
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			10-12
Commercial [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			13-15
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			1 month
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant purchases of loans			337,000,000,000
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in day			60 days
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			6 months
Loans contractually past due before becoming defaulted loans, in month			6 months
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			6 months
Cumulative period of loans to be categorized as Special mention, commencing from the contractual due date in month			1 month
Cumulative period of Substandard, Doubtful or Doubtful of loss, commencing from the contractual due date in month			3 months
Commercial And Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day			90 days
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of lease receivables resulted from the acquisition			¥ 912,366,000,000